Derivative liabilities - Allocation of Debt Hosts and Embedded Derivatives (Details) - Nautical Ventures Group Inc. - USD ($)	Feb. 28, 2026	Aug. 31, 2025	Jun. 20, 2025
Debt Host
Derivative liabilities
Financial liabilities	$ 5,354,308	$ 5,048,506	$ 5,354,895
Debt Host | Initial Convertible Note
Derivative liabilities
Financial liabilities	3,109,769	3,111,810	3,282,369
Debt Host | Subsequent Convertible Note
Derivative liabilities
Financial liabilities	754,529	653,262	695,572
Debt Host | Real Estate Note
Derivative liabilities
Financial liabilities	1,490,010	1,283,434	1,376,954
Derivative Liability
Derivative liabilities
Financial liabilities	6,304	384,338	4,027,650
Derivative Liability | Initial Convertible Note
Derivative liabilities
Financial liabilities	929	205,065	2,319,565
Derivative Liability | Subsequent Convertible Note
Derivative liabilities
Financial liabilities	1,405	56,261	540,026
Derivative Liability | Real Estate Note
Derivative liabilities
Financial liabilities	$ 3,970	$ 123,012	$ 1,168,059